Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified		12 Months Ended				5 Months Ended
	Jan. 31, 2011 Joint venture in Poland	Dec. 31, 2013 Schooner Capital LLC	Dec. 31, 2012 Schooner Capital LLC	Dec. 31, 2011 Schooner Capital LLC	Jan. 31, 2011 One of the members of board of directors and several of his family members Joint venture in Poland	Dec. 31, 2013 Evercore	Dec. 31, 2013 Evercore Maximum
Related party transactions
Rental income		$ 194	$ 196	$ 188
Percentage of purchase price receivable	24.00%				24.00%
Engagement Fees							3,000
Engagement and other fees incurred						$ 2,750